Trade and other payables - Narrative (Details) $ in Thousands	Dec. 16, 2016 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Deferred gain on sale and leaseback transaction		$ 0	$ 5,000	$ 0
Vessels | Sale and Leaseback Agreement - Bareboat charter-hire
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Number of VLCCs delivered | vessel	4
Duration of sale and leaseback agreement on vessels	5 years
Nautilus, Navarin, Neptun, and Nucleus | Vessels | Sale and Leaseback Agreement - Bareboat charter-hire
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Deferred gain on sale and leaseback transaction	$ 5,000